Supplemental cash information (Detail) - Supplementary Information For The Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Non-cash investing and financing transactions
Shares issued as part of DRIP		$ 256	$ 298	$ 1,793
Closure and reclamation increase in mineral properties, plant and equipment	(2,450)	2,095	(2,450)	(805)
Depreciation added to (relieved from) inventory	(2)	(1,807)	1,189	1,943
Depreciation included in inventory impairment charge		$ 6,347		$ 6,347